Government Grants (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Government Grants [Abstract]
Schedule of Amounts Recognised in Financial Statements for Government Grants
The amounts recognised in the Consolidated financial statements for government grants are as follows:

	2021 £	2020 £	2019 £
Recognised in other operating income:
Government grants recognised directly in income	—	759,664	—